Share Capital	12 Months Ended
Dec. 31, 2018
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Share Capital

NOTE 27—SHARE CAPITAL

At December 31, 2018, authorized share capital amounts to €8 million and is divided into 400,000,000 Class A ordinary shares, each with a nominal value of €0.02. All shares, except for the ones held by Constellium N.V., have the right to one vote.

		in millions of Euros
	Number of shares	Share capital	Share premium
At January 1, 2018	134,510,623	3	420
New shares issued(A)	1,488,771	—	—

At December 31, 2018(B)	135,999,394	3	420

(A)	Constellium N.V. issued and granted 1,488,771 Class A ordinary shares to certain employees related to share-based compensation plans.
(B)	Constellium N.V. holds 38,597 Class A ordinary shares at December 31, 2018.